Goodwill - Summary Of Movement Of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 346,418	$ 200,624
Goodwill acquired	20	152,421
Effect of currency translation remeasurement	(36,544)	(6,627)
Ending Balance	$ 309,894	$ 346,418